UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: six months ended March 31, 2005

Item 1. Report to Stockholders.

Calvert INVESTMENTS THAT MAKE A DIFFERENCE (R)
March 31, 2005
Semi-Annual Report
Calvert Social Index Fund
An Ameritas Acacia Company
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Table of Contents

President's Letter
1

Social Update
3

Portfolio Management Discussion
4

Shareholder Expense Example
8

Statement of Net Assets
10

Statement of Operations
29

Statements of Changes in Net Assets
30

Notes to Financial Statements
32

Financial Highlights
36

Explanation of Financial Tables
40

Proxy Voting and Availability of Quarterly Portfolio Holdings
42

Basis for Board's Approval of Investment Advisory Contract
42

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Dear Shareholder:

Over the six months ended March 31, 2005, the markets generally moved forward, in step with solid U.S. economic growth, corporate profitability, and a favorable response to last November's U.S. Presidential election. These positive factors were offset somewhat by growing investor concerns over rising interest rates, climbing energy prices, and record U.S. deficits--trends that are likely to present challenges for the markets in times ahead.

The broad U.S. stock market advanced 6.88% (as measured by the S&P 500 Index), while overseas stocks generally outpaced their U.S. counterparts.1 Overall, bond returns trended flat, with the Lehman U.S. Credit Index gaining 0.20% for the six months ended March 31, 2005.

Calvert has always encouraged investors to diversify their portfolios to reduce risk, and we believe a transitional market like the one we're currently experiencing demonstrates the continued relevance and importance of a diversified portfolio. So we strongly recommend that investors work with their financial advisors to develop a sound asset allocation strategy and stick to it, rebalancing as necessary to maintain their chosen allocation target.

Your Investments

Calvert continues to strive toward our dual goals of favorable investment results and a positive impact on corporate conduct toward the environment, workplace, and society. On the investment side, we are very pleased that several Calvert funds have again been recognized during the year by the industry for their excellence, including awards from Standard & Poor's/

BusinessWeek2 and USA Today.3 In addition, Barron's once again counted Calvert among "The Best Mutual Fund Families" in its February 7, 2005, issue.

A Long-Term Perspective

In managing our equity funds, Calvert uses a unique Double Diligence ™ research process with two integral components -- a rigorous review of financial performance and a thorough assessment of corporate integrity. We believe that companies which operate with integrity toward their employees, their communities, and the environment are better positioned for success. So we only invest in companies that meet standards for both components.

Calvert believes that this disciplined investment process -- which also emphasizes diversified portfolios -- will lead to lower risk and better long-term performance. Of course, we recommend the same long-term, diversified and disciplined approach to our shareholders.

Working with a financial professional can provide important insights into investment markets and personal financial planning, as well as the guidance to create and maintain a thoughtful investment strategy. Thank you for your continued investment with Calvert, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
April 2005

1. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index gained 15.25% during the six-month period ended March 31, 2005.

2. BusinessWeek, March 21, 2005. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years. BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years. S&P evaluated each fund's year-by-year returns for performance consistency. S&P also evaluated expenses, turnover, and investment management style.

3. USA Today, USA Today's 2005 Mutual Fund All-Stars," March 13, 2005. Using the Morningstar database, USA Today evaluated US stock funds for their risk-adjusted three- and five-year performance in their peer group category. The same manager had to have been at the helm of the fund for at least five years and the fund had to be open to new investors.

Social Index

Shareholder Activism

Calvert shareholder activism focuses on supporting good companies that can become even better at helping create a fair, sustainable society. Our current areas of activism are board diversity, executive compensation, and greenhouse-gas reduction, and for the six-month reporting period we're happy to report progress in all three:

n Three of 12 companies we've worked with have agreed to adopt the basic principles of Calvert's Model Nominating Committee Charter Language on Board Diversity. These principles help to ensure that women and minority candidates are routinely included in every director search.

n In the area of executive compensation, two of four other companies we've worked with, Xerox and Dollar General, agreed to our request for aligning executive compensation with social and financial performance.

n All four companies from which we requested additional greenhouse-gas disclosure responded positively.

Calvert began the 2004-2005 proxy season by filing 28 shareholder proposals. Although we are still early in the season, 13 resolutions have already been withdrawn because the companies have agreed to our requests.

We invite our own shareholders to visit www.calvert.com/sri.html to learn more about Calvert's advocacy programs.

Corporate Transparency

Calvert Group, Ltd. became the first U.S.-based asset management firm to sign on to the new Transparency Guidelines promulgated by the European Social Investment Forum (Eurosif). These guidelines were designed for use by the responsible-investment sector to provide more disclosure and increased accountability to investors.

Steve Falci
Chief Investment Officer, Equities
Calvert Asset Management Company

Performance

For the six-month reporting period ended March 31, 2005, Class A shares of Calvert Social Index Fund(R) produced a total return of 3.88%, while the Calvert Social Index(R) returned 4.27%.

Investment Climate

The start of the period was decidedly more optimistic than was the end. In the fall of 2004, investors became more positive, and markets rallied, as uncertainty regarding the U.S. presidential election was resolved in early November. Simultaneously, crude oil prices appeared to have topped out just ahead of the election. Markets could not sustain this momentum into 2005, giving back a good portion of the gains made in the closing quarter of 2004. Concerns about sustained high energy prices and the resultant growth in inflation weighed on investors over the closing months of the reporting period. This rising and falling of investor sentiment is reflected in the movement of the Calvert Social Index, up 9.73% in the fourth quarter of 2004 but dropping 4.97% in the first quarter of 2005, to yield the 4.27% return for the semi-annual period.

As has been the case much of the time since the bursting of the tech-stock bubble five years ago, value stocks -- those with low share prices relative to their earnings or asset value -- strongly outperformed growth stocks -- those with high prices relative to such measures. For the six-month period, the Russell 1000(R) Value Index outperformed the Russell 1000(R) Growth Index by 5.8% (10.5% versus 4.7%). Large-cap stocks have underperformed small-cap stocks fairly consistently over this five-year span, but over the last six months, returns have been roughly equal between the large- and small-cap markets.

Sector Performance

All the economic sectors in the Calvert Social Index produced positive total returns for the period, with most sector returns clustered closely around the overall index return of 4.27%.1 The exception was the strong performance of energy and raw-materials-related sectors. During this protracted period of rising oil prices, rising commodity prices, and a weakening U.S. dollar, these sectors have been among the best performing in the market. Relative to other broad market benchmarks, the Calvert Social Index is under-exposed to these sectors as a result of our analysis of the negative environmental and social impact of many companies in these sectors. This lesser exposure to these sectors accounted for roughly one percentage point of the 3.44% return difference between the Calvert Social Index and the Russell 1000 Index, at 7.71% for the period.

The largest sector weighting in the Fund and in the Index is to Financial Services, which accounted for just under 29% of Fund and Index holdings on March 31, 2005. For the reporting period, this sector was one of the weakest performers in the Fund and the Index, up less than 1.00%. The combined effects of weak bond-market performance in the face of continued Fed interest-rate hikes, growing concerns about inflation, and growing problems in the insurance industry from New York Attorney General Elliot Spitzer's investigation of industry practices, limited the upside for financial stocks during the reporting period.

Outlook

Economic growth remained surprisingly strong throughout the period despite the anticipated headwinds created by high energy prices. Unfortunately, there is no immediate end in sight to crude oil trading at or above $50 per barrel. Over time, this higher level of pricing should weigh on the economy and limit economic growth. Inflation concerns continue to rise, creating a dampening effect on markets. In the near term, investors will likely require favorable changes to these conditions for the markets to advance.

April 2005

1 Strong performers were Other energy 24.65% and Materials and Processing 10.24%. Then followed Consumer Staples 8.9%; Other 8.6%; Technology 6.4%; Utilities 6.1%; Producer Durables 6.0%; Consumer Discretionary 5.7%; Health Care 2.4%; Autos and Transportation 2.0%, and Financial Services 0.9%.

Portfolio Statistics
March 31, 2005

Investment Performance
(total return at NAV)
	6 Months	12 Months
	ended	ended
	3/31/05	3/31/05
Class A	3.88%	1.07%
Class B	3.41%	0.12%
Class C	3.31%	0.12%
Class I	4.07%	1.39%

Calvert Social Index	4.27%	1.90%
Lipper Multi Cap
Core Funds Avg	7.59%	5.80%

Ten Largest Stock Holdings

	% of Net Assets
Microsoft Corp.	3.3%
Johnson & Johnson	3.2%
Pfizer, Inc.	3.2%
Bank of America Corp.	2.9%
International Business
Machines Corp.	2.4%
Intel Corp.	2.3%
Procter & Gamble Co.	2.1%
JP Morgan Chase & Co.	2.0%
Cisco Systems, Inc.	1.9%
American International Group, Inc.	1.8%
Total	25.1%

Asset Allocation

Stocks	99%
Cash & Cash Equivalents	1%
	100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics
March 31, 2005
Average Annual Total Returns
(with max. load)

Class A Shares
One year	(3.69%)
Since inception	(7.27%)
(6/30/00)

Class B Shares
One year	(4.88%)
Since inception	(7.61%)
(6/30/00)

Class C Shares
One year	(0.88%)
Since inception	(7.23%)
(6/30/00)

Class I Shares
One year	1.39%
Since inception	(5.95%)
(6/30/00)

Economic Sectors % of total investments
Auto & Transportation	1.9%
Consumer Discretionary	13.6%
Consumer Staples	5.2%
Financial Services	28.9%
Health Care	15.0%
Materials & Processing	1.7%
Non Equity Securities	2.0%
Other	1.0%
Other Energy	1.0%
Producer Durables	4.5%
Technology	20.5%
Utilities	4.7%
Total	100%

PERFORMANCE COMPARISON

Comparison of change in value of $10,000 investment. (Source:Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	10/1/04	3/31/05	10/1/04 - 3/31/05

Class A
Actual	$1,000.00	$1,038.80	$3.81
Hypothetical	$1,000.00	$1,021.19	$3.78
(5% return per
year before taxes)

Class B
Actual	$1,000.00	$1,034.10	$8.87
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per
year before taxes)

Class C
Actual	$1,000.00	$1,033.10	$8.87
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per
year before taxes)

Class I
Actual	$1,000.00	$1,040.70	$1.91
Hypothetical	$1,000.00	$1,023.06	$1.89
(5% return per
year before taxes)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.375% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365.

Statement of Net Assets
March 31, 2005

Equity Securities - 99.0%	Shares	Value
Advertising Agencies - 0.4%
Harte-Hanks, Inc.	376	$10,363
Lamar Advertising Co.*	700	28,203
Omnicom Group, Inc.	1,659	146,855
RH Donnelley Corp.*	300	17,427
Valassis Communications, Inc.*	437	15,277
		218,125

Air Transportation - 0.7%
Expeditors International Washington, Inc.	820	43,911
FedEx Corp.	2,367	222,380
JetBlue Airways Corp.*	800	15,232
Southwest Airlines Co.	5,504	78,377
		359,900

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,361	59,190

Auto Parts - Original Equipment - 0.1%
ArvinMeritor, Inc.	600	9,282
BorgWarner, Inc.	400	19,472
Visteon Corp.	1,079	6,161
		34,915

Auto Trucks & Parts - 0.0%
Gentex Corp.	628	20,033

Banks - New York City - 2.3%
Bank of New York Co., Inc.	6,675	193,909
JP Morgan Chase & Co.	30,615	1,059,279
		1,253,188

Banks - Outside New York City - 11.6%
AmSouth Bancorp	3,038	78,836
Associated Banc-Corp.	995	31,074
BancorpSouth, Inc.	547	11,290
Bank of America Corp.	34,710	1,530,711
Bank of Hawaii Corp.	400	18,104
BB&T Corp.	4,743	185,356
Cathay General Bancorp	300	9,450
Chittenden Corp.	375	9,776
Citizens Banking Corp.	300	8,808
City National Corp.	400	27,928
Colonial Bancgroup, Inc.	1,100	22,572
Comerica, Inc.	1,356	74,688
Commerce Bancorp, Inc.	1,368	44,419
Commerce Bancshares, Inc.	554	26,703
Compass Bancshares, Inc.	966	43,856
Cullen/Frost Bankers, Inc.	460	20,769
Doral Financial Corp.	711	15,564

Equity Securities - Cont'd	Shares	Value
Banks - Outside New York City - Cont'd
East-West Bancorp, Inc.	400	$14,768
Fifth Third Bancorp	3,674	157,909
First Bancorp Puerto Rico	300	12,675
First Horizon National Corp.	968	39,485
First Midwest Bancorp, Inc.	407	13,219
FirstMerit Corp.	600	16,056
Fulton Financial Corp.	945	20,592
Greater Bay Bancorp	400	9,764
Hibernia Corp.	1,203	38,508
Hudson United Bancorp	408	14,382
Huntington Bancshares, Inc.	1,710	40,869
Investors Financial Services Corp.	580	28,368
KeyCorp Ltd.	3,484	113,056
M&T Bank Corp.	492	50,214
Marshall & Ilsley Corp.	1,492	62,291
Mellon Financial Corp.	3,611	103,058
Mercantile Bankshares Corp.	609	30,974
National City Corp.	4,295	143,883
North Fork Bancorp, Inc.	3,460	95,980
Northern Trust Corp.	1,523	66,159
Old National Bancorp	554	11,246
Pacific Capital Bancorp	366	10,899
Park National Corp.	105	11,812
PNC Financial Services Group, Inc.	2,281	117,426
Popular, Inc.	1,930	46,938
Regions Financial Corp.	3,991	129,308
Silicon Valley Bancshares*	250	11,015
Sky Financial Group, Inc.	830	22,261
South Financial Group, Inc.	615	18,782
Southwest Bancorp of Texas, Inc.	500	9,175
State Street Corp.	2,742	119,880
SunTrust Banks, Inc.	3,060	220,534
Synovus Financial Corp.	1,891	52,683
TCF Financial Corp.	1,058	28,725
TD Banknorth, Inc.*	350	10,934
Texas Regional Bancshares, Inc.	400	12,044
Trustmark Corp.	400	11,600
UCBH Holdings, Inc.	400	15,960
United Bankshares, Inc.	300	9,942
US Bancorp	16,076	463,310
Valley National Bancorp	789	20,340
Wachovia Corp.	13,626	693,700
Wells Fargo & Co.	14,554	870,329
Westamerica Bancorporation	258	13,357
Whitney Holding Corp.	300	13,353
Wilmington Trust Corp.	486	17,059
Zions Bancorp	708	48,866
		6,243,592

Biotechnology - Research & Production - 1.9%
Amgen, Inc.*	10,933	636,410
Biogen Idec, Inc.*	2,760	95,248
Genzyme Corp. - General Division*	1,980	113,335

Equity Securities - Cont'd	Shares	Value

Biotechnology - Research & Production - Cont'd
Icos Corp.*	500	$11,230
Idexx Laboratories, Inc.*	300	16,248
Invitrogen Corp.*	415	28,718
Martek Biosciences Corp.*	200	11,638
Millennium Pharmaceuticals, Inc.*	2,486	20,932
Millipore Corp.*	400	17,360
Neurocrine Biosciences, Inc.*	332	12,636
OSI Pharmaceuticals, Inc.*	353	14,593
Protein Design Labs, Inc.*	800	12,792
		991,140

Building - Air Conditioning - 0.0%
York International Corp.	370	14,497

Building Materials - 0.3%
Hughes Supply, Inc.	494	14,696
Masco Corp.	3,782	131,122
		145,818

Cable Television Services - 0.6%
Echostar Communications Corp.	1,714	50,135
Liberty Media Corp.*	20,344	210,967
Liberty Media International, Inc.*	1,222	53,450
		314,552

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,698	107,466
Airgas, Inc.	500	11,945
Ecolab, Inc.	1,098	36,289
Lubrizol Corp.	500	20,320
Praxair, Inc.	2,820	134,965
Sigma-Aldrich Corp.	455	27,869
		338,854

Commercial Information Services - 0.0%
Arbitron, Inc.	200	8,580
Ask Jeeves, Inc.*	500	14,040
		22,620

Communications & Media - 1.2%
Time Warner, Inc.*	37,876	664,724

Communications Technology - 3.6%
3Com Corp.*	3,405	12,122
ADC Telecommunications, Inc.*	6,957	13,844
Adtran, Inc.	321	5,662
Avaya, Inc.*	3,325	38,836
Avocent Corp.*	400	10,264
Brocade Communications Systems, Inc.*	2,299	13,610
CIENA Corp.*	4,944	8,504
Cisco Systems, Inc.*	56,608	1,012,717
Foundry Networks, Inc.*	1,000	9,900
Harris Corp.	600	19,590

Equity Securities - Cont'd	Shares	Value
Communications Technology - Cont'd
JDS Uniphase Corp.*	11,870	$19,823
Juniper Networks, Inc.*	3,961	87,380
NCR Corp.*	1,648	55,604
Qualcomm, Inc.	14,114	517,278
Scientific-Atlanta, Inc.	1,192	33,638
SpectraSite, Inc.*	400	23,188
Tellabs, Inc.*	3,376	24,645
TIBCO Software, Inc.*	1,200	8,940
UTStarcom, Inc.*	784	8,585
		1,924,130

Computer - Services, Software & Systems - 5.3%
Acxiom Corp.	695	14,546
Adobe Systems, Inc.	1,964	131,922
Affiliated Computer Services, Inc.*	1,000	53,240
Akamai Technologies, Inc.*	900	11,457
Amdocs Ltd.*	1,524	43,282
Autodesk, Inc.	2,000	59,520
BEA Systems, Inc.*	3,142	25,042
BMC Software, Inc.*	1,778	26,670
Cadence Design Systems, Inc.*	2,400	35,880
Ceridian Corp.*	1,144	19,505
Check Point Software Technologies Ltd.*	1,133	24,631
Citrix Systems, Inc.*	1,322	31,490
Cognizant Technology Solutions Corp.*	1,100	50,820
Compuware Corp.*	2,727	19,634
Electronics for Imaging, Inc.*	400	7,136
Hyperion Solutions Corp.*	300	13,233
Intuit, Inc.*	1,439	62,985
Macromedia, Inc.*	600	20,100
Mentor Graphics Corp.*	583	7,987
Mercury Interactive Corp.*	765	36,246
Microsoft Corp.	73,961	1,787,637
National Instruments Corp.	416	11,253
Novell, Inc.*	3,193	19,030
Parametric Technology Corp.*	2,169	12,125
QLogic Corp.*	808	32,724
Red Hat, Inc.*	1,355	14,783
Reynolds & Reynolds Co.	517	13,990
Siebel Systems, Inc.*	3,585	32,731
Sybase, Inc.*	751	13,863
Symantec Corp.*	6,100	130,113
Veritas Software Corp.*	3,758	87,261
		2,850,836

Equity Securities - Cont'd	Shares	Value
Computer Technology - 6.7%
Apple Computer, Inc.*	7,074	$294,774
Dell, Inc.*	16,579	636,965
Electronic Data Systems Corp.	4,400	90,948
EMC Corp.*	20,843	256,786
Emulex Corp.*	661	12,453
Hewlett-Packard Co.	25,011	548,741
Imation Corp.	300	10,425
Ingram Micro, Inc.*	839	13,986
International Business Machines Corp.	14,341	1,310,481
Maxtor Corp.*	2,169	11,539
Network Appliance, Inc.*	3,040	84,086
Nvidia Corp.*	1,264	30,033
SanDisk Corp.*	1,300	36,140
Seagate Technology, Inc.	800	15,640
Storage Technology Corp.*	860	26,488
Sun Microsystems, Inc.*	28,568	115,415
Synopsys, Inc.*	1,238	22,408
Unisys Corp.*	2,900	20,474
Western Digital Corp.*	1,800	22,950
Zebra Technologies Corp.*	600	28,494
		3,589,226

Consumer Electronics - 0.9%
CNET Networks, Inc.*	1,100	10,384
DoubleClick, Inc.*	956	7,361
Earthlink, Inc.*	1,140	10,260
Electronic Arts, Inc.*	2,600	134,628
Garmin Ltd.	312	14,452
Harman International Industries, Inc.	534	47,238
Yahoo!, Inc.*	8,370	283,743
		508,066

Consumer Products - 1.4%
Alberto-Culver Co.	693	33,167
American Greetings Corp.	500	12,740
Blyth, Inc.	299	9,520
Gillette Co.	7,138	360,326
Kimberly-Clark Corp.	4,206	276,460
Snap-On, Inc.	400	12,716
Toro Co.	200	17,700
Yankee Candle Co., Inc.*	400	12,680
		735,309

Containers & Packaging - Metal & Glass - 0.0%
Aptargroup, Inc.	257	13,359

Containers & Packaging - Paper & Plastic - 0.2%
Bemis Co.	900	28,008
Sealed Air Corp.*	700	36,358
Sonoco Products Co.	800	23,080
		87,446

Equity Securities - Cont'd	Shares	Value
Cosmetics - 0.4%
Avon Products, Inc.	4,104	$176,226
Estee Lauder Co.'s, Inc.	1,184	53,256
		229,482

Diversified Financial Services - 1.7%
American Express Co.	8,464	434,796
Bisys Group, Inc.*	1,000	15,680
Chicago Mercantile Exchange Holdings, Inc.	200	38,806
CIT Group, Inc.	1,729	65,702
Goldman Sachs Group, Inc.	3,006	330,630
Leucadia National Corp.	538	18,480
		904,094

Diversified Materials & Processing - 0.1%
American Standard Co.'s	1,428	66,373

Diversified Production - 0.4%
Danaher Corp.	1,826	97,527
Dover Corp.	1,798	67,946
Pentair, Inc.	800	31,200
		196,673

Drug & Grocery Store Chains - 1.2%
CVS Corp.	3,428	180,381
Supervalu, Inc.	1,086	36,218
Walgreen Co.	8,856	393,384
Whole Foods Market, Inc.	536	54,742
		664,725

Drugs & Pharmaceuticals - 8.7%
Allergan, Inc.	1,082	75,167
AmerisourceBergen Corp.	952	54,540
Amylin Pharmaceuticals, Inc.*	700	12,243
Barr Pharmaceuticals, Inc.*	765	37,355
Bristol-Myers Squibb Co.	16,684	424,775
Cardinal Health, Inc.	3,661	204,284
Forest Laboratories, Inc.*	3,150	116,392
Gilead Sciences, Inc.*	3,668	131,314
Hospira, Inc.*	1,300	41,951
IVAX Corp.*	1,517	29,991
Johnson & Johnson	25,567	1,717,080
Medicis Pharmaceutical Corp.	400	11,992
Medimmune, Inc.*	2,032	48,382
MGI Pharma, Inc.*	600	15,162
Nektar Therapeutics*	700	9,758
Onyx Pharmaceuticals, Inc.*	300	9,405
Par Pharmaceutical Co's, Inc.*	300	10,032
Pfizer, Inc.	64,710	1,699,932
Taro Pharmaceuticals Industries Ltd.*	200	6,312
		4,656,067

Equity Securities - Cont'd	Shares	Value
Education Services - 0.3%
Apollo Group, Inc.*	1,057	$78,281
Corinthian Colleges, Inc.*	700	11,004
DeVry, Inc.*	500	9,460
Education Management Corp.*	500	13,975
Laureate Education, Inc.*	300	12,837
Strayer Education, Inc.	100	11,332
		136,889

Electrical - Household Appliances - 0.1%
Maytag Corp.	560	7,823
Whirlpool Corp.	554	37,522
		45,345
Electronic Equipment & Components - 0.6%
Cooper Industries Ltd.	700	50,064
Emerson Electric Co.	3,600	233,748
Hubbell, Inc., Class B	450	22,995
Molex, Inc., Common Stock	300	7,908
		314,715

Electronics - 0.2%
Amphenol Corp.	678	25,113
Avid Technology, Inc.*	300	16,236
Flir Systems, Inc.*	600	18,180
Sanmina-SCI Corp.*	4,485	23,412
Semtech Corp.*	606	10,829
		93,770

Electronics - Gauge & Meter - 0.1%
Mettler Toledo International, Inc.*	400	19,000
Tektronix, Inc.	700	17,171
		36,171

Electronics - Medical Systems - 1.1%
Affymetrix, Inc.*	500	21,420
Medtronic, Inc.	10,390	529,370
Varian Medical Systems, Inc.*	1,102	37,777
		588,567

Electronics - Semiconductors / Components - 4.8%
Advanced Micro Devices, Inc.*	3,029	48,827
Agere Systems, Inc.*	7,800	11,076
Altera Corp.*	3,219	63,672
Analog Devices, Inc.	3,191	115,323
Applied Micro Circuits Corp.*	2,720	8,949
Arrow Electronics, Inc.*	934	23,677
Atmel Corp.*	3,514	10,366
Avnet, Inc.*	918	16,910
Broadcom Corp.*	2,301	68,846
Conexant Systems, Inc.*	3,998	5,997
Fairchild Semiconductor International, Inc.*	976	14,962
Flextronics International Ltd.*	4,800	57,792
Integrated Circuit Systems, Inc.*	600	11,472
Integrated Device Technology, Inc.*	873	10,502

Equity Securities - Cont'd	Shares	Value
Electronics - Semiconductors / Components -- Cont'd
Intel Corp.	54,345	$1,262,434
Intersil Corp.	1,300	22,516
Jabil Circuit, Inc.*	1,118	31,885
Linear Technology Corp.	2,701	103,475
LSI Logic Corp.*	3,300	18,447
Marvell Technology Group Ltd.*	1,214	46,545
Microchip Technology, Inc.	1,700	44,217
Micron Technology, Inc.*	5,273	54,523
PMC - Sierra, Inc.*	1,426	12,549
RF Micro Devices, Inc.*	1,518	7,924
Silicon Laboratories, Inc.*	300	8,913
Skyworks Solutions, Inc.*	1,200	7,620
Texas Instruments, Inc.	14,920	380,311
Vitesse Semiconductor Corp.*	1,800	4,824
Xilinx, Inc	2,960	86,521
		2,561,075

Electronics - Technology - 0.1%
Solectron Corp.*	8,298	28,794
Trimble Navigation Ltd.*	400	13,524
		42,318

Entertainment - 0.0%
Pixar, Inc.*	164	15,998

Finance - Small Loan - 0.4%
AmeriCredit Corp.*	1,220	28,597
SLM Corp.	3,730	185,903
		214,500

Finance Companies - 0.3%
Capital One Financial Corp.	2,122	158,662

Financial Data Processing Services - 1.6%
Automatic Data Processing, Inc.	5,088	228,706
Checkfree Corp.*	490	19,972
Deluxe Corp.	399	15,904
DST Systems, Inc.*	525	24,244
Fair Isaac Corp.	550	18,942
First Data Corp.	7,351	288,968
Fiserv, Inc.*	1,723	68,575
Global Payments, Inc.	300	19,347
Jack Henry & Associates, Inc.	622	11,190
Paychex, Inc.	2,688	88,220
SunGard Data Systems, Inc.*	2,333	80,489
		864,557

Financial Information Services - 0.2%
D & B Corp.*	602	36,993
Dow Jones & Co., Inc.	401	14,985
Moody's Corp.	980	79,243
		131,221

Equity Securities - Cont'd	Shares	Value
Financial Miscellaneous - 2.7%
AMBAC Financial Group, Inc.	900	$67,275
Brown & Brown, Inc.	400	18,436
CapitalSource, Inc.*	300	6,900
Fannie Mae	8,305	452,207
Fidelity National Financial, Inc.	1,319	43,448
First American Corp.	659	21,707
Freddie Mac	5,874	371,237
H & R Block, Inc.	1,188	60,089
MBIA, Inc.	1,153	60,279
MBNA Corp.	8,623	211,695
MGIC Investment Corp.	832	51,309
Nationwide Financial Services, Inc.	500	17,950
Providian Financial Corp.*	2,564	43,998
Radian Group, Inc.	710	33,895
		1,460,425

Foods - 1.4%
Del Monte Foods Co.*	1,600	17,360
General Mills, Inc.	2,871	141,110
H.J. Heinz Co.	3,038	111,920
Hershey Foods Corp.	1,414	85,490
JM Smucker Co.	500	25,150
Kellogg Co.	1,200	51,924
McCormick & Co., Inc.	900	30,987
NBTY, Inc.*	500	12,545
Performance Food Group Co.*	400	11,072
Sysco Corp.	5,450	195,110
William Wrigley Jr. Co.	919	60,259
		742,927

Forest Products - 0.3%
Weyerhaeuser Co.	2,000	137,000

Healthcare Facilities - 0.5%
DaVita, Inc.*	800	33,480
Health Management Associates, Inc.	1,878	49,166
Laboratory Corp. of America Holdings, Inc.*	1,116	53,791
LifePoint Hospitals, Inc.*	257	11,267
Pharmaceutical Product Development, Inc.*	402	19,477
Quest Diagnostics, Inc.	583	61,291
Renal Care Group, Inc.*	550	20,867
		249,339

Healthcare Management Services - 0.5%
Caremark Rx, Inc.*	3,950	157,131
Health Net, Inc.*	941	30,780
IMS Health, Inc.	1,899	46,317
Universal Health Services, Inc., Class B	460	24,104
WebMD Corp.*	2,694	22,899
		281,231

Equity Securities - Cont'd	Shares	Value
Healthcare Management Services - 1.0%
Accredo Health, Inc.*	400	$17,764
Apria Healthcare Group, Inc.*	437	14,028
Express Scripts, Inc.*	511	44,554
Lincare Holdings, Inc.*	820	36,269
McKesson Corp.	2,174	82,068
Omnicare, Inc.	812	28,785
WellPoint, Inc.*	2,600	325,910
		549,378

Home Building - 0.5%
DR Horton, Inc.	2,310	67,544
KB Home	307	36,060
MDC Holdings, Inc.	184	12,816
NVR, Inc.*	42	32,970
Pulte Homes, Inc.	826	60,818
Ryland Group, Inc.	424	26,296
Standard-Pacific Corp.	200	14,438
		250,942

Household Equipment & Products - 0.1%
Black & Decker Corp.	600	47,394
Stanley Works	700	31,689
		79,083

Household Furnishings - 0.1%
Ethan Allen Interiors, Inc.	266	8,512
Newell Rubbermaid, Inc.	2,379	52,195
		60,707

Identify Control & Filter Devices - 0.6%
Agilent Technologies, Inc.*	3,564	79,121
American Power Conversion Corp.	1,484	38,747
Donaldson Co., Inc.	600	19,368
Flowserve Corp.*	467	12,081
IDEX Corp.	400	16,140
Pall Corp.	1,042	28,259
Parker Hannifin Corp.	915	55,742
Roper Industries, Inc.	336	22,008
Waters Corp.*	977	34,967
		306,433

Insurance - Life - 0.8%
AmerUs Group Co.	300	14,175
Conseco, Inc.*	1,200	24,504
Jefferson-Pilot Corp.	1,084	53,170
Principal Financial Group	2,700	103,923
Prudential Financial, Inc.	4,500	258,300
		454,072

Equity Securities - Cont'd	Shares	Value
Insurance - Multi-Line - 3.9%
Aflac, Inc.	4,361	$162,491
Allmerica Financial Corp.*	470	16,896
American International Group, Inc.	17,292	958,150
American National Insurance Co.	174	18,427
Arthur J. Gallagher & Co.	700	20,160
Cigna Corp.	1,062	94,837
Cincinnati Financial Corp.	1,309	57,085
Hartford Financial Services, Inc.	2,520	172,771
Hilb, Rogal & Hamilton Co.	300	10,740
IPC Holdings Ltd.	318	12,491
Lincoln National Corp.	1,431	64,595
Markel Corp.*	64	22,093
PartnerRe Ltd.	436	28,166
Protective Life Corp.	500	19,650
Safeco Corp.	1,165	56,747
St. Paul Travelers Co.'s, Inc.	5,797	212,924
StanCorp Financial Group, Inc.	200	16,956
Torchmark Corp.	900	46,980
Unitrin, Inc.	347	15,754
UnumProvident Corp.	2,558	43,537
Willis Group Holdings Ltd.	800	29,496
		2,080,946

Insurance - Property & Casualty - 1.3%
ACE Ltd.	2,300	94,921
Chubb Corp.	1,573	124,692
Commerce Group, Inc.	200	12,396
Erie Indemnity Co.	222	11,571
Everest Re Group Ltd.	500	42,555
Fremont General Corp.	500	10,995
HCC Insurance Holdings, Inc.	544	19,671
Mercury General Corp.	258	14,257
Ohio Casualty Corp.*	500	11,490
PMI Group, Inc.	800	30,408
Progressive Corp.	1,430	131,217
RenaissanceRe Holdings Ltd.	525	24,518
Transatlantic Holdings, Inc.	181	11,986
White Mountains Insurance Group Ltd.	59	35,902
WR Berkley Corp.	550	27,280
XL Capital Ltd.	1,100	79,607
		683,466

Investment Management Companies - 0.3%
Affiliated Managers Group, Inc.*	210	13,026
Eaton Vance Corp.	1,000	23,440
Federated Investors, Inc., Class B	731	20,695
SEI Investments Co.	395	14,283
T. Rowe Price Group, Inc.	1,043	61,933
Waddell & Reed Financial, Inc.	700	13,818
		147,195

Equity Securities - Cont'd	Shares	Value
Leisure Time - 0.0%
SCP Pool Corp.	400	$12,744

Machinery - Agricultural - 0.3%
AGCO Corp.*	700	12,775
Deere & Co.	2,038	136,811
		149,586

Machinery - Construction & Handling - 0.0%
Terex Corp.*	400	17,320

Machinery - Engines - 0.1%
Briggs & Stratton Corp.	394	14,346
Cummins, Inc.	300	21,105
		35,451

Machinery - Industrial / Specialty - 0.4%
Illinois Tool Works, Inc.	1,931	172,882
Kennametal, Inc.	300	14,247
		187,129

Machinery - Oil Well Equipment & Services - 0.4%
Cooper Cameron Corp.*	470	26,889
FMC Technologies, Inc.*	500	16,590
Grant Prideco, Inc.*	980	23,677
Key Energy Services, Inc.*	1,046	11,998
Noble Corp.	1,100	61,831
Smith International, Inc.*	820	51,439
		192,424

Machinery - Specialty - 0.0%
Graco, Inc.	550	22,198

Medical & Dental - Instruments & Supplies - 1.4%
Beckman Coulter, Inc.	500	33,225
Becton Dickinson & Co.	1,865	108,953
Biomet, Inc.	1,886	68,462
Boston Scientific Corp.*	3,700	108,373
Cooper Co's, Inc.	300	21,870
Cytyc Corp.*	907	20,870
Dade Behring Holdings, Inc.*	300	17,679
Dentsply International, Inc.	600	32,646
Edwards Lifesciences Corp.*	460	19,881
Gen-Probe, Inc.*	400	17,824
Henry Schein, Inc.*	774	27,740
Invacare Corp.	230	10,265
Patterson Co's, Inc.*	898	44,855
ResMed, Inc.*	320	18,048
Respironics, Inc.*	300	17,481
St. Jude Medical, Inc.*	3,100	111,600
Stryker Corp.	1,630	72,714
Techne Corp.*	300	12,054
		764,540

Equity Securities - Cont'd	Shares	Value
Medical Services - 0.1%
Coventry Health Care, Inc.*	918	$62,553
VCA Antech, Inc.*	700	14,161
		76,714

Milling - Fruit & Grain Production - 0.0%
Corn Products International, Inc.	600	15,594

Miscellaneous Business & Consumer Discretionary - 0.0%
E.W. Scripps Co.	424	20,670

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	639	39,791

Multi-Sector Companies - 1.0%
3M Co.	5,766	494,089
Carlisle Co.'s, Inc.	250	17,443
Lancaster Colony Corp.	200	8,510
Teleflex, Inc.	252	12,897
		532,939

Office Furniture & Business Equipment - 0.7%
Diebold, Inc.	560	30,716
Herman Miller, Inc.	536	16,144
HNI Corp.	383	17,216
Lexmark International, Inc.*	1,072	85,728
Pitney Bowes, Inc.	1,892	85,367
Xerox Corp.*	8,183	123,972
		359,143

Office Supplies - 0.1%
Avery Dennison Corp.	788	48,801

Oil - Crude Producers - 0.6%
Chesapeake Energy Corp.	2,345	51,449
EOG Resources, Inc.	2,100	102,354
Patina Oil & Gas Corp.	500	20,000
Pioneer Natural Resources Co.	1,184	50,580
XTO Energy, Inc.	3,019	99,133
		323,516

Photography - 0.2%
Eastman Kodak Co.	2,500	81,375

Production Technology Equipment - 0.8%
Applied Materials, Inc.*	14,613	237,461
Cognex Corp.	300	7,464
Cymer, Inc.*	250	6,693
KLA-Tencor Corp.*	1,616	74,352
Lam Research Corp.*	1,100	31,746
Novellus Systems, Inc.*	1,130	30,205
Teradyne, Inc.*	1,572	22,951
Varian Semiconductor Equipment Associates, Inc.*	242	9,198
		420,070

Equity Securities - Cont'd	Shares	Value
Publishing - Miscellaneous - 0.4%
John Wiley & Sons, Inc.	350	$12,337
McGraw-Hill Co.'s, Inc.	1,562	136,285
Meredith Corp.	332	15,521
R.R. Donnelley & Sons Co.	1,919	60,679
		224,822

Publishing - Newspapers - 0.3%
Belo Corp.	801	19,336
Lee Enterprises, Inc.	300	13,020
McClatchy Co.	200	14,832
Media General, Inc.	151	9,339
New York Times Co.	1,185	43,347
Washington Post Co.	47	42,018
		141,892

Radio & Television Broadcasters - 0.3%
Entercom Communications Corp.*	360	12,787
Sirius Satellite Radio, Inc.*	8,900	50,018
Univision Communications, Inc.*	2,070	57,318
XM Satellite Radio Holdings, Inc.*	1,800	56,700
		176,823

Real Estate - 0.1%
St. Joe Co.	600	40,380

Real Estate Investment Trust - 0.1%
La Quinta Corp.*	1,300	11,050
New Century Financial Corp.	400	18,728
		29,778

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	2,540	146,710

Rent & Lease Services - Commercial - 0.0%
United Rentals, Inc.*	500	10,105

Restaurants - 0.6%
Brinker International, Inc.*	741	26,839
CEC Entertainment, Inc.*	286	10,468
Cheesecake Factory, Inc.*	600	21,270
Darden Restaurants, Inc.	1,183	36,294
Krispy Kreme Doughnuts, Inc.*	500	3,815
Outback Steakhouse, Inc.	550	25,185
Panera Bread Co.*	200	11,306
PF Chang's China Bistro, Inc.*	200	11,960
Ruby Tuesday, Inc.	500	12,145
Starbucks Corp.*	3,375	174,353
		333,635

Equity Securities - Cont'd	Shares	Value
Retail - 5.1%
Advance Auto Parts, Inc.*	587	$29,614
Amazon.Com, Inc.*	1,865	63,914
Barnes & Noble, Inc.*	449	15,486
Bed Bath & Beyond, Inc.*	2,577	94,164
Best Buy Co., Inc.	1,840	99,378
BJ's Wholesale Club, Inc.*	570	17,704
Borders Group, Inc.	600	15,972
Carmax, Inc.*	800	25,200
CDW Corp.	548	31,061
Chico's FAS, Inc.*	1,400	39,564
Costco Wholesale Corp.	3,982	175,925
Dollar General Corp.	2,469	54,096
Dollar Tree Stores, Inc.*	896	25,742
Family Dollar Stores, Inc.	1,315	39,923
Fastenal Co.	540	29,867
Gap, Inc.	4,005	87,469
Home Depot, Inc.	18,899	722,698
Kohl's Corp.*	2,441	126,029
Linens 'N Things, Inc.*	400	9,932
Lowe's Co.'s, Inc.	5,688	324,728
Nordstrom, Inc.	1,006	55,712
Office Depot, Inc.*	2,716	60,241
O'Reilly Automotive, Inc.*	413	20,456
PEP Boys - Manny Moe & Jack	500	8,790
PETsMART, Inc.	1,200	34,500
Ross Stores, Inc.	1,200	34,968
Saks, Inc.*	1,026	18,519
Staples, Inc.	4,304	135,275
Target Corp.	6,409	320,578
Tractor Supply Co.*	300	13,095
Williams-Sonoma, Inc.*	774	28,445
		2,759,045

Savings & Loans - 1.3%
Astoria Financial Corp.	900	22,770
Commercial Federal Corp.	321	8,876
Downey Financial Corp.	184	11,322
Golden West Financial Corp.	2,604	157,542
Hudson City Bancorp, Inc.	251	9,174
Independence Community Bank Corp.	581	22,659
IndyMac Bancorp, Inc.	500	17,000
New York Community Bancorp, Inc.	1,880	34,141
Peoples Bank Bridgeport	800	32,760
Sovereign Bancorp, Inc.	3,242	71,843
Washington Federal, Inc.	733	17,086
Washington Mutual, Inc.	7,507	296,527
Webster Financial Corp.	416	18,891
		720,591

Scientific Equipment & Supplies - 0.1%
Applera Corp. - Applied Biosystems Group	1,633	32,235
Varian, Inc.*	300	11,367
		43,602

Equity Securities - Cont'd	Shares	Value
Securities Brokers & Services - 0.5%
A.G. Edwards, Inc.	600	$26,880
Ameritrade Holding Corp.*	1,677	17,122
Charles Schwab Corp.	7,743	81,379
E*Trade Financial Corp.*	3,191	38,292
Franklin Resources, Inc.	644	44,211
Jefferies Group, Inc.	400	15,072
Legg Mason, Inc.	805	62,903
		285,859

Services - Commercial - 0.9%
Brink's Co.	500	17,300
Convergys Corp.*	1,095	16,348
Corporate Executive Board Co.	352	22,510
eBay, Inc.*	6,416	239,060
Getty Images, Inc.*	371	26,382
Iron Mountain, Inc.*	843	24,312
Manpower, Inc.	735	31,987
Monster Worldwide, Inc.*	800	22,440
Regis Corp.	400	16,372
Robert Half International, Inc.	1,376	37,097
Sabre Holdings Corp.	1,083	23,696
Viad Corp.	172	4,627
Weight Watchers International, Inc.*	105	4,513
		486,644

Shoes - 0.1%
Reebok International Ltd.	437	19,359
Timberland Co.*	184	13,051
		32,410

Soaps & Household Chemicals - 2.6%
Church & Dwight, Inc.	450	15,961
Colgate-Palmolive Co.	4,541	236,904
Procter & Gamble Co.	21,740	1,152,220
		1,405,085

Steel - 0.1%
Harsco Corp.	300	17,883
Worthington Industries	600	11,568
		29,451

Telecommunications Equipment - 0.2%
American Tower Corp.*	1,800	32,814
Andrew Corp.*	1,210	14,169
Crown Castle International Corp.*	1,802	28,940
Plantronics, Inc.	400	15,232
Polycom, Inc.*	800	13,560
		104,715

Textiles Apparel Manufacturers - 0.1%
Jones Apparel Group, Inc.	1,000	33,490
Tommy Hilfiger Corp.*	700	8,190
		41,680

Equity Securities - Cont'd	Shares	Value
Transportation Miscellaneous - 0.7%
CH Robinson Worldwide, Inc.	647	$33,340
United Parcel Service, Inc., Class B	5,003	363,918
		397,258

Truckers - 0.0%
CNF, Inc.	450	21,056

Utilities - Cable, Television, & Radio - 0.8%
Cablevision Systems Corp.*	1,347	37,783
Comcast Corp.*	10,043	339,253
UnitedGlobalCom, Inc.*	2,900	27,434
		404,470

Utilities - Electrical - 0.2%
Duquesne Light Holdings, Inc.	600	10,752
Hawaiian Electric Industries, Inc.	600	15,312
NiSource, Inc.	2,300	52,417
OGE Energy Corp.	700	18,865
Puget Energy, Inc.	800	17,632
		114,978

Utilities - Gas Distribution - 0.5%
AGL Resources, Inc.	620	21,657
Atmos Energy Corp.	600	16,200
Energen Corp.	300	19,980
KeySpan Corp.	1,307	50,934
Kinder Morgan, Inc.	812	61,468
Nicor, Inc.	400	14,836
Oneok, Inc.	800	24,656
Peoples Energy Corp.	257	10,773
Piedmont Natural Gas Co., Inc.	582	13,409
Questar Corp.	656	38,868
WGL Holdings, Inc.	400	12,384
		285,165
Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	489	28,088

Utilities - Miscellaneous - 0.0%
MDU Resources Group, Inc.	850	23,477

Utilities - Telecommunications - 3.1%
Alltel Corp.	2,511	137,728
BellSouth Corp.	15,774	414,698
CenturyTel, Inc.	984	32,315
Cincinnati Bell, Inc.*	2,000	8,500
Citizens Communications Co.	2,893	37,435
Nextel Communications, Inc.*	9,313	264,675
NII Holdings, Inc., Class B*	500	28,750
NTL, Inc.*	572	36,419
SBC Communications, Inc.	28,525	675,757
Telephone & Data Systems, Inc.	360	29,376
Western Wireless Corp.*	600	22,776
		1,688,429

Equity Securities - Cont'd	Shares	Value
Utilities - Water - 0.0%
Aqua America, Inc.	725	$17,661

Wholesalers - 0.1%
Tech Data Corp.*	460	17,048
United Stationers, Inc.*	300	13,575
		30,623

Total Equity Securities (Cost $52,797,801)		53,118,305

U.S. Government Agencies	Principal
and Instrumentalities - 1.9%	Amount	Value
Federal Home Loan Bank Discount Notes, 4/1/05	$1,000,000	$1,000,000

Total U.S. Government Agencies
and Instrumentalities (Cost $1,000,000)		1,000,000

U.S. Treasury Obligations - 0.2%
United States Treasury Bills, 2.76%, 8/18/05 (l)	100,000	98,929

Total U.S. Treasury Obligations (Cost $98,929)		98,929

Total Investments (Cost $53,896,729) - 101.1%		54,217,234
Other assets and liabilities, net - (1.1%)		(573,808)
Net Assets - 100%		$53,643,426
Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with
250,000,000 shares of $0.01 par value share authorized.
Class A: 4,004,401 shares outstanding		$43,193,720
Class B: 405,218 shares outstanding		4,145,653
Class C: 501,523 shares outstanding		5,322,886
Class I: 118,702 shares outstanding		7,226,752
Undistributed net investment income		92,470
Accumulated net realized gain (loss) on investments		(6,659,772)
Net unrealized appreciation (depreciation) on investments		321,717
Net Assets		$53,643,426

Net Asset Value Per Share
Class A (based on net assets of $42,956,892)		$10.73
Class B (based on net assets of $4,205,223)		$10.38
Class C (based on net assets of $5,200,187)		$10.37
Class I (based on net assets of $1,281,124)		$10.79

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
S&P 500 Index^	2	6/05	$591,950	$1,212

* Non-income producing security.

(l) Collateral for futures contracts.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations

Six months Ended March 31, 2005

Net Investment Income
Investment Income:
Dividend income (net of $95 dividend tax withheld)	$643,593
Interest income	3,212
Total investment income	646,805

Expenses:
Investment advisory fee	59,781
Transfer agency fees and expenses	60,857
Distribution Plan expenses:
Class A	52,954
Class B	21,413
Class C	25,995
Directors' fees and expenses	4,470
Administrative fees	58,972
Accounting fees	21,308
Custodian fees	50,051
Registration fees	21,579
Reports to shareholders	14,126
Professional fees	8,319
Miscellaneous	7,650
Total expenses	407,475
Reimbursement from Advisor:
Class A	(121,324)
Class B	(14,366)
Class C	(13,754)
Class I	(6,929)
Fees paid indirectly	(6,851)
Net expenses	244,251

Net Investment Income	402,554

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(306,273)
Futures	63,553
(242,720)

Change in unrealized appreciation or (depreciation) on:
Investments	1,714,415
Futures	7,038
1,721,453

Net Realized and Unrealized Gain
(Loss) on Investments	1,478,733

Increase (Decrease) in Net Assets
Resulting From Operations	$1,881,287

See notes to financial statements

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2005	2004
Operations:
Net investment income	$402,554	$227,560
Net realized gain (loss) on investments	(242,720)	(1,011,307)
Change in unrealized appreciation (depreciation)	1,721,453	4,342,165

Increase (Decrease) in Net Assets
Resulting From Operations	1,881,287	3,558,418
Distributions to shareholders from:
Net investment income:
Class A shares	(428,340)	(149,655)
Class B shares	(5,256)	(14,496)
Class C shares	(6,478)	(16,049)
Class I shares	(28,299)	(23,486)
Total distributions	(468,373)	(203,686)
Capital share transactions:
Shares sold:
Class A shares	5,338,800	15,761,126
Class B shares	463,234	1,780,598
Class C shares	869,258	2,832,132
Class I shares	--	134,100
Reinvestment of distributions:
Class A shares	386,484	143,595
Class B shares	4,086	11,296
Class C shares	4,353	10,768
Class I shares	28,299	23,486
Redemption fees
Class A shares	17	853
Shares redeemed:
Class A shares	(3,552,201)	(6,476,542)
Class B shares	(468,815)	(258,901)
Class C shares	(725,928)	(639,424)
Class I shares	--	(4,017,485)
Total capital share transactions	2,347,587	9,305,602

Total Increase (Decrease) in Net Assets	3,760,501	12,660,334

Net Assets
Beginning of period	49,882,925	37,222,591
End of period (including undistributed net investment
income of $92,470 and $158,289, respectively.)	$53,643,426	$49,882,925

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2005	2004
Shares sold:
Class A shares	489,604	1,497,705
Class B shares	43,797	174,546
Class C shares	82,173	276,771
Class I shares	--	12,784
Reinvestment of distributions:
Class A shares	34,172	13,559
Class B shares	372	1,099
Class C shares	397	1,049
Class I shares	2,489	2,189
Shares redeemed:
Class A shares	(324,094)	(617,731)
Class B shares	(43,960)	(25,416)
Class C shares	(68,415)	(63,226)
Class I shares	--	(366,144)
Total capital share activity	216,535	907,185

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2005 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $10,278 was payable at period end. In addition, $24,668 was payable at period end for operating expenses paid by the Advisor during March 2005.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2006. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation reduced by the credits earned. Under the terms of the agreement, $27,340 was a receivable from the Advisor at period end.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $10,141 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $17,145 was payable at period end.

The Distributor received $16,937 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2005.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $16,955 for the six months ended March 31, 2005. Under the terms of the agreement, $2,859 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual fee of $1,000.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were $5,303,437 and $2,541,780 respectively.

The cost of investments owned at March 31, 2005 for federal income tax purposes was $53,344,047. Net unrealized depreciation aggregated $2,126,813, of which $6,591,970 related to appreciated securities and $8,718,783 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $115,227, $1,114,446, $1,821,069 and $900,355 at September 30, 2004 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011 and September 2012, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2005. For the six months ended March 31, 2005, there were no borrowings by the Fund under the Agreement.

Financial Highlights

			Periods Ended
		March 31,	September 30,	September 30,
Class A Shares		2005	2004 (z)	2003
Net asset value, beginning		$10.43	$9.55	$7.50
Income from investment operations
Net investment income		.09	.06	.05
Net realized and unrealized gain (loss)		.32	.87	2.03
Total from investment operations		.41	.93	2.08
Distributions from:
Net investment income		(.11)	(.05)	(.03)
Total distributions		(.11)	(.05)	(.03)
Total increase (decrease) in net asset value		0.30	0.88	2.05
Net asset value, ending		$10.73	$10.43	$9.55

Total return*		3.88%	9.73%	27.88%
Ratios to average net assets: A
Net investment income		1.68% (a)	.64%	.63%
Total expenses		1.35% (a)	1.48%	1.62%
Expenses before offsets		.78% (a)	.77%	.77%
Net expenses		.75% (a)	.75%	.75%
Portfolio turnover		5%	14%	7%
Net assets, ending (in thousands)		$42,957	$39,684	$27,802

			Periods Ended
		September 30,	September 30,	September 30,
Class A Shares		2002	2001	2000 #
Net asset value, beginning		$9.68	$14.78	$15.00
Income from investment operations
Net investment income	.	.03	.04	--
Net realized and unrealized gain (loss)		(2.17)	(5.10)	(.22)
Total from investment operations		(2.14)	(5.06)	(.22)
Distributions from:
Net investment income		(.04)	(.04)	--
Total distributions		(.04)	(.04)	--
Total increase (decrease) in net asset value		(2.18)	(5.10)	(.22)
Net asset value, ending		$7.50	$9.68	$14.78

Total return*		(22.27%)	(34.31%)	(1.47%)
Ratios to average net assets: A
Net investment income		.39%	.33%	.06% (a)
Total expenses		1.65%	1.84%	2.94% (a)
Expenses before offsets		.77%	.85%	1.01% (a)
Net expenses		.75%	.75%	.75% (a)
Portfolio turnover		9%	13%	10%
Net assets, ending (in thousands)		$17,663	$18,614	$2,478

Financial Highlights

			Periods Ended
		March 31,	September 30,	September 30,
Class B Shares		2005	2004 (z)	2003
Net asset value, beginning		$10.05	$9.30	$7.38
Income from investment operations
Net investment income (loss)		.04	(.03)	.01
Net realized and unrealized gain (loss)		.30	.83	1.94
Total from investment operations		.34	.80	1.95
Distributions from:
Net investment income		(.01)	(.05)	(.03)
Total distributions		(.01)	(.05)	(.03)
Total increase (decrease) in net asset value		0.33	0.75	1.92
Net asset value, ending		$10.38	$10.05	$9.30

Total return*		3.41%	8.57%	26.55%
Ratios to average net assets: A
Net investment income (loss)		.70% (a)	(.36%)	(.37%)
Total expenses		2.45% (a)	2.61%	3.05%
Expenses before offsets		1.78% (a)	1.77%	1.77%
Net expenses		1.75% (a)	1.75%	1.75%
Portfolio turnover		5%	14%	7%
Net assets, ending (in thousands)		$4,205	$4,072	$2,369

			Periods Ended
		September 30,	September 30,	September 30,
Class B Shares		2002	2001	2000 #
Net asset value, beginning		$9.60	$14.77	$15.00
Income from investment operations
Net investment income (loss)		(.03)	(.07)	(.01)
Net realized and unrealized gain (loss)		(2.18)	(5.09)	(.22)
Total from investment operations		(2.21)	(5.16)	(.23)
Distributions from:
Net investment income		(.01)	(.01)	--
Total distributions		(.01)	(.01)	--
Total increase (decrease) in net asset value		(2.22)	(5.17)	(.23)
Net asset value, ending		$7.38	$9.60	$14.77

Total return*		(23.05%)	(34.96%)	(1.53%)
Ratios to average net assets: A
Net investment income (loss)		(.62%)	(.66%)	(.89%) (a)
Total expenses		3.44%	5.67%	15.72% (a)
Expenses before offsets		1.77%	1.85%	2.00% (a)
Net expenses		1.75%	1.75%	1.75% (a)
Portfolio turnover		9%	13%	10%
Net assets, ending (in thousands)		$1,164	$860	$238

Financial Highlights

			Periods Ended
		March 31,	September 30,	September 30,
Class C Shares		2005	2004 (z)	2003
Net asset value, beginning		$10.05	$9.29	$7.37
Income from investment operations
Net investment income (loss)		.04	(.03)	.01
Net realized and unrealized gain (loss)		.29	.84	1.94
Total from investment operations		.33	.81	1.95
Distributions from:
Net investment income		(.01)	(.05)	(.03)
Total distributions		(.01)	(.05)	(.03)
Total increase (decrease) in net asset value		0.32	0.76	1.92
Net asset value, ending		$10.37	$10.05	$9.29

Total return*		3.31%	8.69%	26.59%
Ratios to average net assets: A
Net investment income (loss)		.68% (a)	(.36%)	(.36%)
Total expenses		2.30% (a)	2.46%	2.88%
Expenses before offsets		1.78% (a)	1.77%	1.77%
Net expenses		1.75% (a)	1.75%	1.75%
Portfolio turnover		5%	14%	7%
Net assets, ending (in thousands)		$5,200	$4,896	$2,534

			Periods Ended
		September 30,	September 30,	September 30,
Class C Shares		2002	2001	2000 #
Net asset value, beginning		$9.58	$14.76	$15.00
Income from investment operations
Net investment income (loss)		(.04)	(.07)	(.02)
Net realized and unrealized gain (loss)		(2.16)	(5.09)	(.22)
Total from investment operations		(2.20)	(5.16)	(.24)
Distributions from:
Net investment income		(.01)	(.02)	--
Total distributions		(.01)	(.02)	--
Total increase (decrease) in net asset value		(2.21)	(5.18)	(.24)
Net asset value, ending		$7.37	$9.58	$14.76

Total return*		(23.00%)	(35.01%)	(1.60%)
Ratios to average net assets: A
Net investment income (loss)		(.63%)	(.67%)	(.94%) (a)
Total expenses		2.93%	4.32%	12.34% (a)
Expenses before offsets		1.77%	1.85%	1.99% (a)
Net expenses		1.75%	1.75%	1.75% (a)
Portfolio turnover		9%	13%	10%
Net assets, ending (in thousands)		$1,391	$1,318	$228

Financial Highlights

			Periods Ended
		March 31,	September 30,	September 30,
Class I Shares		2005	2004 (z)	2003
Net asset value, beginning		$10.59	$9.67	$7.56
Income from investment operations
Net investment income		.10	.10	.09
Net realized and unrealized gain (loss)		.34	.87	2.06
Total from investment operations		.44	.97	2.15
Distributions from:
Net investment income		(.24)	(.05)	(.04)
Total distributions		(.24)	(.05)	(.04)
Total increase (decrease) in net asset value		0.20	0.92	2.11
Net asset value, ending		$10.79	$10.59	$9.67

Total return*		4.07%	10.03%	28.46%
Ratios to average net assets: A
Net investment income		2.06% (a)	1.02%	1.01%
Total expenses		1.47% (a)	1.06%	1.19%
Expenses before offsets		.40% (a)	.39%	.39%
Net expenses		.38% (a)	.38%	.38%
Portfolio turnover		5%	14%	7%
Net assets, ending (in thousands)		$1,281	$1,231	$4,518

			Periods Ended
		September 30,	September 30,	September 30,
Class I Shares		2002	2001	2000 #
Net asset value, beginning		$9.73	$14.81	$15.00
Income from investment operations
Net investment income		.06	.08	.03
Net realized and unrealized gain (loss)		(2.18)	(5.12)	(.22)
Total from investment operations		(2.12)	(5.04)	(.19)
Distributions from:
Net investment income		(.05)	(.04)	--
Total distributions		(.05)	(.04)	--
Total increase (decrease) in net asset value		(2.17)	(5.08)	(.19)
Net asset value, ending		$7.56	$9.73	$14.81

Total return*		(21.99%)	(34.08%)	(1.27%)
Ratios to average net assets: A
Net investment income		.73%	.72%	.77% (a)
Total expenses		1.20%	1.18%	1.21% (a)
Expenses before offsets		.39%	.48%	.62% (a)
Net expenses		.38%	.38%	.38% (a)
Portfolio turnover		9%	13%	10%
Net assets, ending (in thousands)		$3,622	$4,249	$19,750

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From June 30, 2000 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Basis for Board's Approval of Investment Advisory Contract

The Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between the Trust with respect to the Fund and the Advisor and the Investment Subadvisory Agreement with respect to the Fund on December 7, 2004.

In evaluating the Investment Advisory Agreement, the Board of Directors considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other things, information regarding the Advisor's personnel and the Advisor's revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable mutual funds. The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement and Investment Subadvisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of their deliberations regarding the Investment Advisory Agreement, the Directors considered the following factors, among other things: the nature, extent and quality of the services provided by the Advisor including the personnel providing such services; the Advisor's financial condition; the level and method of computing the Fund's advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the allocation of the Fund's brokerage, including the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, derived by the Advisor from the relationship with the Fund, the effect of the Fund's growth and size on the Fund's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies, including those related to personal investing, anti-money laundering and disclosure of portfolio holdings; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Advisor relating to its operations and personnel, including, among other things, biographical information on the Advisor's supervisory and professional staff and descriptions of its organizational and management structure. The Directors also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Directors' familiarity with the Advisor's senior management through Board of Directors' meetings, discussions and other reports. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board of Directors discussed the Advisor's effectiveness in monitoring the performance of the Subadvisor and its timeliness in responding to performance issues. The Board of Directors also noted the Advisor's responsiveness to regulatory changes and industry developments that the mutual fund industry has recently experienced. The Directors considered the Advisor's efforts in marketing the Fund as well. The Directors concluded that they were satisfied with the nature, extent and quality of services provided to the Fund under the Investment Advisory Agreement.

In considering the Fund's performance, the Board of Directors noted that the Board reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report. This comparison indicated that for the one- and three-year annualized periods ended June 30, 2004, the Fund underperformed its Lipper index and was below the median of its peer group. The Directors considered the Advisor's discussion of its plans to address the Fund's performance. Based upon their review, the Directors concluded that the Advisor was addressing the Fund's performance issue and retained confidence in the Advisor's overall capabilities to manage the Fund.

In considering the Fund's fees and expenses, the Board of Directors compared the Fund's fees and total expense ratios with various comparative data for the funds in its peer group. Among other things, the data indicated that the Fund's advisory fee (after taking into account expense reimbursements) was the lowest in its peer group and that total expenses (net of expense reimbursements) were above the median of its peer group. The Directors also took into account the Advisor's current undertakings to maintain expense limitations for the Fund noting that the Advisor is currently reimbursing fund expenses in excess of the entire advisory fee. Based upon their review, the Board of Directors determined that the advisory fee was reasonable in view of the factors considered.

In reviewing the overall profitability of the advisory fee to the Fund's Advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The information considered by the Board included Calvert's operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provide to the Calvert Group of Funds complex. The Directors reviewed the profitability of the Advisor's relationship with the Fund in terms of the total amount of annual advisory fees it receives with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Directors also considered that the Advisor derives reputational and other indirect benefits. The Directors also noted that the Advisor reimburses expenses of the Fund and is currently reimbursing fund expenses in excess of the entire advisory fee and that it also pays the subadvisory fee. Based upon their review, the Directors concluded that the Advisor's level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund's growth and size on its performance and fees. Although the Fund's advisory fee currently does not have a breakpoint that reduces the fee rate on assets above specified levels, the Board noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board of Directors, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

In evaluating the Investment Subadvisory Agreement, the disinterested Directors reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for the Subadvisor, and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board of Directors reapproved the Investment Subadvisory Agreement between the Subadvisor and the Advisor based on a number of factors relating to the Subadvisor's ability to perform under its Subadvisory Agreement. In the course of their deliberations, the Directors evaluated, among other things: the nature, extent and the quality of the services to be rendered by the Subadvisor; the Subadvisor's management style and long-term performance record; the Fund's performance record and the Subadvisor's performance in employing its investment strategies; the Subadvisor's current level of staffing and its overall resources; the qualifications and experience of the Subadvisor's personnel; the Subadvisor's financial condition with respect to its ability to perform the services required under the Investment Subadvisory Agreement; the Subadvisor's compliance systems including those related to personal investing; and any disciplinary history. Based upon their review, the Directors concluded that they were satisfied with the nature, extent and quality of services provided to the Fund under the Investment Subadvisory Agreement.

As noted above, the Board of Directors considered the Fund's performance during the one- and three-year annualized periods ended June 30, 2004 as compared to the Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies.

In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Directors noted that the fees under the Investment Subadvisory Agreement are paid by the Advisor and not the Fund. The Directors also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Directors' deliberations. For similar reasons, the Directors did not consider the potential economies of scale in the Subadvisor's management of the Fund to be a material factor in their consideration at this time, although it was noted that the subadvisory fee schedule for the Fund contains breakpoints that reduce the fee rate on assets above specified levels.

In reapproving the Investment Subadvisory Agreement, the Board of Directors, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

Conclusions

The Directors reached the following conclusions regarding the Investment Advisory Agreement and the Subadvisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Subadvisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (c) the Advisor and Subadvisor maintain appropriate compliance programs; (d) performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (e) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Subadvisor. Based on their conclusions, the Directors determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement would be in the interests of the Fund and its shareholders.

CALVERT SOCIAL INDEX FUND

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BRANCH OFFICE
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REGISTERED, CERTIFIED
OR OVERNIGHT MAIL
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

WEB SITE
http://www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt
Money Market Funds
CTFR Money Market Portfolio

Taxable
Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund
California Limited-Term Municipal Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2004.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter covered by this report, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date: May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date: May 31, 2005

/s/ D. Wayne Silby
D. Wayne Silby
President -- Principal Executive Officer

Date: May 31, 2005

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date: May 31, 2005